Other receivables	12 Months Ended
Dec. 31, 2021
Other Receivables
Other receivables

13. Other receivables

	December 31	December 31,
	2021	2020
	$’000	$’000
Recoverable value added tax (“VAT”)	$1,019	$722
Other receivables	402	2,822
Total	$1,421	$3,544

Patagonia Gold Corp.

Notes to the Consolidated Financial Statements

For the Years Ended December 31, 2021, 2020 and 2019

(In thousands of U.S. dollars unless otherwise stated)

On October 14, 2011, the Company, its subsidiary PGSA and Fomento Minero de Santa Cruz Sociedad del Estado (“Fomicruz”), the Santa Cruz provincial mining and petroleum company, entered into an agreement in the form of a shareholders’ agreement (“Fomicruz Agreement”) to govern the affairs of PGSA and the relationship between the Company, PGSA and Fomicruz. Pursuant to the Fomicruz Agreement, Fomicruz contributed to PGSA the rights to explore and mine Fomicruz’s mining properties in Santa Cruz Province in exchange for a 10% equity interest in PGSA (subsequently reduced to 4.7% after a corporate reorganization whereby the Company’s former subsidiary Cerro Cazador SA merged with PGSA to become one legal entity). The Fomicruz Agreement establishes the terms and conditions of the strategic partnership for the future development of certain PGSA mining properties in the Province. The Company will fund 100% of all exploration expenditures on the PGSA properties to the pre-feasibility stage, with no dilution to Fomicruz. After feasibility stage is reached, Fomicruz is obliged to pay its 10% share of the funding incurred thereafter on the PGSA properties, plus annual interest at LIBOR +1% to the Company. Such debt and interest payments will be guaranteed by an assignment by Fomicruz of 50% of the future dividends otherwise payable to Fomicruz on its shares.

Effective June 2020, Fomicruz and the Company agreed to terminate the Fomicruz Agreement, expressly stating that they have no mutual claims under it. PGSA, Minamalú and Fomicruz have assumed the commitment to enter into a new shareholders agreement within thirty days following the Shareholder’s meeting of PGSA (the “Meeting”) by virtue of which Minamalú becomes a shareholder of PGSA. As of the date of approval of these consolidated financial statements, the Meeting has not been held. During the year ended December 31, 2021, the Company recorded a write-down of $2,323 (2020 - $Nil) (2019 - $Nil) on the consolidated statements of loss and comprehensive loss for the recoverable costs from Fomicruz.

As at December 31, 2021, other receivables include $Nil (2020 - $2,185) of recoverable costs from Fomicruz related to its share of the funding incurred on the PGSA properties.

The remaining other receivables balance consists of tax receivables.